Subsequent Events - Forward Purchase Agreement (Details) - USD ($)	Aug. 05, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Events. | Forward Purchase Agreement
Subsequent Event [Line Items]
Amount placed in escrow	$ 24,651,793
Maximum number of aggregate shares to be purchased	2,393,378
Shares Purchase Price	$ 10.30
Notification term prior to the three-month anniversary of Closing Date	5 days
Price of early sale share sold in early sale	$ 10.30
Subsequent Events. | Forward Purchase Agreement | Investors
Subsequent Event [Line Items]
Maximum number of aggregate shares to be purchased	2,393,378
Common stock, par value	$ 0.0001
Shares Purchase Price	$ 10.30
Notice term for entity and escrow agent in the event of early sale	3 days
Term after which the escrow agent shall release all remaining funds from escrow account for use without restriction	3 months